Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Multi-Asset Real Return
Issuer	Nippon Prologis REIT Inc
Ticker/Sedol	3283 JP (B98BC67)
Principal Amount (US$)	$311,254,116
Principal Amount (Foreign$)	JPY 34,314,210,000
Amount Purchased (US$)	$22,734.36
Amount Purchased (Foreign$)	JPY 2,506,350
Trade Date	7/31/2017
Price (US$)	$2066.76
Price-Foreign	JPY 227,850
Underwriter	Goldman Sachs & Co
Other Syndicate Members:	SMBC Nikko Capital Markets Ltd, SMBC Nikko Securities Inc., Goldman Sachs International, J.P. Morgan Securities PLC, Merrill Lynch International Ltd, Mitsubishi UFJ Morgan Stanley Securities Co., Morgan Stanley & Co. International PLC, Nomura Securities Co. Ltd, Goldman Sachs (Japan) Ltd.
Underwriting Spread	3.21%
Currency	JPY

Fund	Multi-Asset Real Return
Issuer	GLP J-REIT
Ticker/Sedol	3281 JP (B8RBZV7)
Principal Amount (US$)	$572,338,877
Principal Amount (Foreign$)	JPY 61,703,854,380
Amount Purchased (US$)	$18,260.79
Amount Purchased (Foreign$)	JPY 1,968,696
Trade Date	2/15/2018
Price (US$)	1014.488
Price-Foreign	JPY 109,372
Underwriter	Citigroup
Other Syndicate Members:	Instinet-OTC, Mizuho, SMBC Nikko Securities
Underwriting Spread	3.15%
Currency	JPY

Fund	Multi-Asset Real Return
Issuer	INVESCO OFFICE J-REIT INC
Ticker/Sedol	3298 JP (BMBL9L9)
Principal Amount (US$)	$273,550,522
Principal Amount (Foreign$)	JPY 29,372,487,300
Amount Purchased (US$)	$7,152.14
Amount Purchased (Foreign$)	JPY 767,961.03
Trade Date	4/16/2018
Price (US$)	125.476
Price-Foreign	JPY 13,473
Underwriter	SMBC Nikko Securities
Other Syndicate Members:	Nomura, Citigroup
Underwriting Spread	1.648%
Currency	JPY